Operating expenses	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Operating expenses	Operating expenses

(in thousands of euro)	June 30, 2025			June 30, 2024
	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs (1)	(8,261)		(8,261)	(15,585)	—	(15,585)
Cost of supplies and consumable materials	(1,460)	(151)	(1,611)	(1,485)	(153)	(1,638)
Personnel expenses other than share-based compensation	(7,899)	(4,328)	(12,227)	(7,532)	(3,470)	(11,002)
Share-based compensation	(1,097)	(457)	(1,554)	(1,175)	(531)	(1,706)
Personnel expenses	(8,996)	(4,784)	(13,781)	(8,707)	(4,001)	(12,708)
Non-scientific advisory and consulting (2)	(157)	(1,397)	(1,554)	(124)	(1,934)	(2,058)
Leasing and maintenance	(438)	(634)	(1,072)	(490)	(710)	(1,200)
Travel expenses and meeting attendance	(170)	(237)	(407)	(272)	(151)	(423)
Marketing, communication and public relations	(26)	(156)	(182)	(16)	(164)	(180)
Scientific advisory and consulting (3)	(354)	—	(354)	(933)	—	(933)
Other purchases and external expenses	(7)	(1,075)	(1,082)	(10)	(1,125)	(1,135)
Depreciation and amortization	(257)	(450)	(707)	(643)	(503)	(1,146)
Intellectual property expenses	(333)	(107)	(440)	(568)	(128)	(696)
Other income and (expenses), net	(61)	(776)	(837)	(242)	(714)	(956)
Total operating expenses	(20,520)	(9,767)	(30,287)	(29,076)	(9,582)	(38,657)

(1)The Company subcontracts a significant part of its pre-clinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties.
(2)Non-scientific advisory and consulting are services performed to support the general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(3)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.
Personnel expenses other than share-based compensation
The line item amounted to €12,227 thousand and €11,002 thousand for the six months ended June 30, 2025 and 2024 respectively. The Company had 174 full time equivalent employees as of June 30, 2025, compared to 168 as of June 30, 2024. June 30, 2025, we had 133 employees, in research and development functions, compared to 135 employees as of June 30, 2024. Meanwhile, the administrative staff, totaled 42 people, compared to 39.
Depreciation and amortization
As of June 30, 2024, this amount included the amortization of rights related to the monalizumab for an amount of €294 thousand. The asset is fully amortized since December 31, 2024 This amount included the amortization of tangible assets for an amount of 852 thousand (see Note 6 and 7).
As of June 30, 2025, this amount only included the amortization of tangible assets for an amount of €707 thousand (see Note 6 and 7).
Cost of suppliers and consumable materials
Cost of supplies and consumable materials consists mainly of the cost of procurement of the Company’s drug substance and/or drug product that is manufactured by third-parties, respectively.